SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representation of the Company’s management who are responsible for the integrity and objectivity of the financial statements. These accounting policies conform to accounting principles generally accepted in the United State of America (“GAAP”) and have been consistently applied in the preparation of the financial statements.

Basis of Presentation and Consolidation

The accounting and reporting policies of the Company are in accordance with GAAP, which is based on the accrual method of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates may include, but are not limited to, the estimated useful lives of property and equipment, patents and trademarks, the ultimate collection of accounts receivable and accrued expenses. Actual results could materially differ from those estimates.

Advertising Expense

Advertising costs are expensed as incurred. There were no advertising expenses for the three months period ended March 31, 2024 and 2023.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash on deposit, and money market accounts. The Company considers all deposits with financial institutions and all highly liquid investments with maturities of three months or less when acquired to be cash equivalents. There were no cash equivalents at March 31, 2024 and December 31, 2023, and the Company’s balances didn’t exceed federally insured limits of $250,000 at March 31, 2024 and December 31, 2023.

Accounts Receivable

The Company’s accounts receivables are stated at invoice amounts less an allowance for expected credit losses. The Company adopted FASB ASU 2016-13 – Financial Instruments – Credit Losses (“ASU 2016-13”) as of January 1, 2024. In accordance with ASU 2016-13, the Company recognizes credit losses based on forward-looking current expected credit losses (“CECL”). The Company estimates the allowance for expected credit losses by considering a number of factors, including the length of time accounts receivable are past due, previous loss history, the client’s ability to pay its obligation, and the current and future condition of the general economy and industry as a whole. The Company determines terms and conditions for its customers based on volume transacted by the customer, customer creditworthiness and past transaction history. The allowance for credit losses is recognized in the condensed statements of operations. The uncollectible accounts receivable are written off in the period in which a determination is made that all reasonable means of recovering them have been exhausted. At March 31, 2024 and December 31, 2023, there was no allowance for expected credit losses. The Company does not have any off-balance sheet exposure related to its customers. The adoption of ASU 2016-13 did not have a material impact on the Company’s Condensed Financial Statements.

Revenue Recognition

The Company adopted FASB ASC 606 as of January 1, 2022. In accordance with FASB ASC 606 - Revenue from Contracts with Customers (“ASC 606”), the Company records revenue in an amount that reflects the consideration to which the Company expects to be entitled in exchange for goods or services promised to its customers. Under ASC 606, the Company follows a five-step model to: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price for the contract; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when the performance obligation in the contract is satisfied.

Contracts with Customers and Performance Obligations

Currently, our revenue is the result of consulting services derived from contracts with customers. The services promised in the contracts primarily consist of various consulting services performed and certain deliverables provided to the customer related to the development of graphene. Contracts with each customer state the terms of the services, including the description and price of each service or deliverable to be provided. Payment terms are stated in the contract, primarily in the form of a fixed payment amount per service or deliverable. Since the customer contract lists a fixed payment per service or deliverable, the contracts do not contain variable consideration. We invoice our customers as soon as the service or deliverable is provided, and a receivable is established.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of measurement in Topic 606. At contract inception, we assess the services and deliverables promised in our contracts with customers. We then identify the performance obligations to transfer distinct services or deliverables to the customer. In order to identify performance obligations, we consider all the services or deliverables promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices.

Our performance obligations are primarily satisfied over time as we provide services or provide deliverables. Revenue from services and deliverables transferred to customers over time accounted for 100% of net sales for the three months period ended March 31, 2024. There was no revenue generated during the three months period ended March 31, 2023.

For the three months period ended March 31, 2024 and 2023, our contracts do not contain any unsatisfied performance obligations.

Impairment analysis for long-lived assets and intangible assets

The Company’s long-lived assets and other assets (consisting of property and equipment and purchased intangible assets) are reviewed for impairment in accordance with the guidance of the FASB ASC 360, Property, Plant, and Equipment and FASB ASC 205 Presentation of Financial Statements.  The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset.  If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.  Impairment evaluations involve management’s estimates on asset useful lives and future cash flows.  Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions.  Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. The Company has not experienced impairment losses on its long-lived assets and intangible assets during any of the periods presented.

Fair Value of Financial Instruments

The Company records its financial assets and liabilities at fair value, which is defined under the applicable accounting standards as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measure date.  The Company uses valuation techniques to measure fair value, maximizing the use of observable outputs and minimizing the use of unobservable inputs.  The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs include management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.  The inputs are unobservable in the market and significant to the instrument’s valuation.

As of March 31, 2024 and December 31, 2023, the Company believes that the carrying value of financial assets and liabilities approximate fair value due to the short maturity of these financial instruments. The financial statements do not include any financial instruments at fair value on a recurring or non-recurring basis.

Convertible Debt

In accordance with ASC 470-20, Debt with Conversion and Other Features, the Company accounts for its convertible debt or convertible preferred stock securities as a single unit of account, unless the conversion feature requires bifurcation and recognition as derivatives. Additionally, this guidance requires entities to use the if-converted method for all convertible instrument in the diluted earnings per share calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares.

Leases

In accordance with ASC 842, Leases, the Company determines if an arrangement is a lease at inception. The Company has operating leases for the Company’s corporate offices, and warehouse. Operating leases are included in operating lease ROU assets and operating lease liabilities, current and noncurrent, on the balance sheets. Lease liabilities are calculated using the effective interest method, regardless of classification, while the amortization of ROU assets varies depending upon classification. Operating lease classification results in a straight-line expense recognition pattern over the lease term and recognizes lease expense as a single expense component, which results in amortization of the ROU asset that equals the difference between lease expense and interest expense. Lease expense for operating leases is included in cost of sales or selling and administrative expense, based on the use of the leased asset, on the statements of operations. Variable payments such as property taxes, insurance and common area maintenance related to triple net leases, as well as certain equipment sales taxes, licenses, fees and repairs, are expensed as incurred, and leases with an initial term of 12 months or less are excluded from minimum lease payments and are not recorded on the balance sheet. The Company recognizes operating lease costs on a straight-line basis over the lease term for short term leases.

ROU assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the reasonably certain lease term.

The operating lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term.

Income Taxes

Income taxes include U.S. federal and state income taxes currently payable and deferred income taxes.  Under the asset and liability method prescribed under ASC 740, Income Taxes, the Company, recognized deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of enactment.  Deferred income tax expense represents the change during the year in the deferred tax assets and liabilities.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Management believes that the Company’s income tax filing positions would be sustained on audit and does not anticipate any adjustments that will result in a material change. The Company’s policy for recording interest and penalties, if any, associated with income tax examinations will be to record such items as a component of income taxes.

Related Party Transactions

In accordance with FASB ASC 850 related parties are defined as either an executive, director, or nominee, greater than 10% beneficial owner, or an immediate family member of any of the previously mentioned parties. Transactions with related parties are reviewed and approved by the directors of the Company.

Stock-based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), we measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective service periods of the grantee. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718. ASC 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments. In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.  The Company had no stock-based compensation for the three months period ended March 31, 2024 and 2023, respectively. If there was stock-based compensation, it would be included in general and administrative expense.

Reclassifications

Reclassifications have been made to conform with current year presentation. These reclassifications have no effect on the previously reported results of operations or loss per share.

Recently Adopted Pronouncements

Financial Instruments – Credit Losses:  The Company adopted FASB ASU 2016-13 – Financial Instruments – Credit Losses (“ASU 2016-13”) as of January 1, 2024. In accordance with ASU 2016-13, the Company recognizes credit losses based on forward-looking current expected credit losses (“CECL”). The Company estimates the allowance for expected credit losses by considering a number of factors, including the length of time accounts receivable are past due, previous loss history, the client’s ability to pay its obligation, and the current and future condition of the general economy and industry as a whole.  The Company determines terms and conditions for its customers based on volume transacted by the customer, customer creditworthiness and past transaction history. The adoption of ASU 2016-13 did not have a material impact on the Company’s Condensed Financial Statements.

Fair Value Measurement:  In August 2018, the FASB amended “Fair Value Measurements” to modify the disclosure requirements related to fair value. The amendment removes requirements to disclose (1) the amount of and reasons for transfers between levels 1 and 2 of the fair value hierarchy, (2) our policy related to the timing of transfers between levels, and (3) the valuation processes used in level 3 measurements. It clarifies that, for investments measured at net asset value, disclosure of liquidation timing is only required if the investee has communicated the timing either to us or publicly. It also clarifies that the narrative disclosure of the effect of changes in level 3 inputs should be based on changes that could occur at the reporting date. The amendment adds a requirement to disclose the range and weighted average of significant unobservable inputs used in level 3 measurements. We adopted this guidance as of January 1, 2022, and other than any additional disclosures presented, it did not have a significant impact on the Company’s financial statements and related disclosures.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representation of the Company’s management who are responsible for the integrity and objectivity of the financial statements. These accounting policies conform to accounting principles generally accepted in the United State of America (“GAAP”) and have been consistently applied in the preparation of the financial statements.

Basis of Presentation and Consolidation

The accounting and reporting policies of the Company are in accordance with GAAP, which is based on the accrual method of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates may include, but are not limited to, the estimated useful lives of property and equipment, patents and trademarks, the ultimate collection of accounts receivable and accrued expenses. Actual results could materially differ from those estimates.

Advertising Expense

Advertising costs are expensed as incurred. There were no advertising expenses for the years ended December 31, 2023 and 2022.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash on deposit, and money market accounts. The Company considers all deposits with financial institutions and all highly liquid investments with maturities of three months or less when acquired to be cash equivalents. There were no cash equivalents at December 31, 2023 and 2022, and the Company’s balances didn’t exceed federally insured limits of $250,000 at December 31, 2023 and 2022.

Accounts Receivable

Accounts receivables are stated net of allowance for doubtful accounts. The allowance for doubtful accounts is determined primarily on the basis of past collection experience and general economic conditions. The Company determines terms and conditions for its customers based on volume transacted by the customer, customer creditworthiness and past transaction history. At December 31, 2023 and 2022, there was no allowance for doubtful accounts. The Company does not have any off-balance sheet exposure related to its customers.

Revenue Recognition

The Company adopted FASB ASC 606 as of January 1, 2022. In accordance with FASB ASC 606 - Revenue from Contracts with Customers (“ASC 606”), the Company records revenue in an amount that reflects the consideration to which the Company expects to be entitled in exchange for goods or services promised to its customers. Under ASC 606, the Company follows a five-step model to: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price for the contract; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when the performance obligation in the contract is satisfied.

Contracts with Customers and Performance Obligations

Currently, our revenue is the result of consulting services derived from contracts with customers. The services promised in the contracts primarily consist of various consulting services performed and certain deliverables provided to the customer related to the development of graphene. Contracts with each customer state the terms of the services, including the description and price of each service or deliverable to be provided. Payment terms are stated in the contract, primarily in the form of a fixed payment amount per service or deliverable. Since the customer contract lists a fixed payment per service or deliverable, the contracts do not contain variable consideration. We invoice our customers as soon as the service or deliverable is provided, and a receivable is established.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of measurement in Topic 606. At contract inception, we assess the services and deliverables promised in our contracts with customers. We then identify the performance obligations to transfer distinct services or deliverables to the customer. In order to identify performance obligations, we consider all the services or deliverables promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices.

Our performance obligations are primarily satisfied over time as we provide services or provide deliverables. Revenue from services and deliverables transferred to customers over time accounted for 100% of net sales for the year ended December 31, 2023. There was no revenue generated during 2022.

As of December 31, 2023 and 2022, our contracts do not contain any unsatisfied performance obligations.

Impairment analysis for long-lived assets and intangible assets

The Company’s long-lived assets and other assets (consisting of property and equipment and purchased intangible assets) are reviewed for impairment in accordance with the guidance of the FASB ASC 360, Property, Plant, and Equipment and FASB ASC 205 Presentation of Financial Statements. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. The Company has not experienced impairment losses on its long-lived assets and intangible assets during any of the periods presented.

Fair Value of Financial Instruments

The Company records its financial assets and liabilities at fair value, which is defined under the applicable accounting standards as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measure date. The Company uses valuation techniques to measure fair value, maximizing the use of observable outputs and minimizing the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs include management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are unobservable in the market and significant to the instrument’s valuation.

As of December 31, 2023 and 2022, the Company believes that the carrying value of financial assets and liabilities approximate fair value due to the short maturity of these financial instruments. The financial statements do not include any financial instruments at fair value on a recurring or non-recurring basis.

Convertible Debt

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06 Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity. The above accounting standard updates simply the accounting for convertible debt and other equity-linked instruments by eliminating the cash conversion and beneficial feature models used to separately account for embedded conversion features as a component of equity. Instead, the entity will account for the convertible debt or convertible preferred stock securities as a single unit of account, unless the conversion feature requires bifurcation and recognition as derivatives. Additionally, the guidance requires entities to use the if-converted method for all convertible instrument in the diluted earnings per share calculation and include the effect of potential share settlement for instruments that may be settled in cash or shares. This guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2021. The Company has entered into convertible debt arrangements on October 4, 2022 and has recorded and disclosed these arrangements in accordance with the above stated standards.

Leases

In accordance with ASC 842, Leases, the Company determines if an arrangement is a lease at inception. The Company has operating leases for the Company’s corporate offices, and warehouse. Operating leases are included in operating lease ROU assets and operating lease liabilities, current and noncurrent, on the balance sheets. Lease liabilities are calculated using the effective interest method, regardless of classification, while the amortization of ROU assets varies depending upon classification. Operating lease classification results in a straight-line expense recognition pattern over the lease term and recognizes lease expense as a single expense component, which results in amortization of the ROU asset that equals the difference between lease expense and interest expense. Lease expense for operating leases is included in cost of sales or selling and administrative expense, based on the use of the leased asset, on the statements of operations. Variable payments such as property taxes, insurance and common area maintenance related to triple net leases, as well as certain equipment sales taxes, licenses, fees and repairs, are expensed as incurred, and leases with an initial term of 12 months or less are excluded from minimum lease payments and are not recorded on the balance sheet. The Company recognizes operating lease costs on a straight-line basis over the lease term for short term leases.

ROU assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the reasonably certain lease term.

The operating lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term.

Income Taxes

Income taxes include U.S. federal and state income taxes currently payable and deferred income taxes. Under the asset and liability method prescribed under ASC 740, Income Taxes, the Company, recognized deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of enactment. Deferred income tax expense represents the change during the year in the deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company filed its tax returns for the periods ended December 31, 2021 and 2022. The tax return for the period ended December 31, 2023 is currently under extension. Management believes that the Company’s income tax filing positions would be sustained on audit and does not anticipate any adjustments that will result in a material change. The Company’s policy for recording interest and penalties, if any, associated with income tax examinations will be to record such items as a component of income taxes.

Related Party Transactions

In accordance with FASB ASC 850 related parties are defined as either an executive, director, or nominee, greater than 10% beneficial owner, or an immediate family member of any of the previously mentioned parties. Transactions with related parties are reviewed and approved by the directors of the Company.

Stock-based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation (“ASC 718”), we measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective service periods of the grantee. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718. ASC 505, Equity Based Payments to Non-Employees (“ASC 505”) defines the measurement date and recognition period for such instruments. In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505. The Company had stock-based compensation of $19,800 and $5,417 for the years ending December 31, 2023 and 2022, respectively. All stock-based compensation has been included in general and administrative expense.

Reclassifications

Reclassifications have been made to conform with current year presentation. These reclassifications have no effect on the previously reported results of operations or loss per share.

Recently Adopted Pronouncements

·	Fair Value Measurements

In August 2018, the FASB amended “Fair Value Measurements” to modify the disclosure requirements related to fair value. The amendment removes requirements to disclose (1) the amount of and reasons for transfers between levels 1 and 2 of the fair value hierarchy, (2) our policy related to the timing of transfers between levels, and (3) the valuation processes used in level 3 measurements. It clarifies that, for investments measured at net asset value, disclosure of liquidation timing is only required if the investee has communicated the timing either to us or publicly. It also clarifies that the narrative disclosure of the effect of changes in level 3 inputs should be based on changes that could occur at the reporting date. The amendment adds a requirement to disclose the range and weighted average of significant unobservable inputs used in level 3 measurements. We adopted this guidance as of January 1, 2022, and other than any additional disclosures presented, it did not have a significant impact on the Company’s financial statements and related disclosures.